Note 18 - Financial Instruments with Off-balance Sheet Risk - Aggregrate Contractual Obligations (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Total borrowings	$ 12,856
Less than 1 year	1,843
1-3 Years	3,452
4-5 Years	5,380
After 5 Years	2,181
Total Borrowings [Member]
Total borrowings	7,000
Less than 1 year	1,000
1-3 Years	2,000
4-5 Years	4,000
After 5 Years	0
Annual Rental Commitments under Non-cancellable Operating Leases [Member]
Total borrowings	5,856
Less than 1 year	843
1-3 Years	1,452
4-5 Years	1,380
After 5 Years	$ 2,181